Pledged Assets and Collateral [Text Block] (Tables)	6 Months Ended
Sep. 30, 2017
Text Block [Abstract]
Assets Mortgaged Pledged or Otherwise Subject to Lien [Table Text Block]

September 30, 2017
(in millions)
Trading account securities	¥7,975,769
Investment securities	8,328,320
Loans	15,522,796
Other	61,129

Total	¥31,888,014

Pledged Assets Classified by Type of Liabilities [Table Text Block]

September 30, 2017
(in millions)
Deposits	¥316,560
Payables under repurchase agreements and securities lending transactions	12,965,112
Other short-term borrowings and long-term debt	18,569,633
Other	36,709

Total	¥31,888,014